Note 11 - Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Goodwill, Impairment Loss	$ 0	$ 0	$ 0